Leases (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Property, Plant and Equipment Under the Terms of Financial Lease Contracts

	Real Estate	Furniture and Fixtures	Machines and Equipment	Vehicles	Total
Cost	—	—	14,660	—	14,660
Accumulated Depreciation	—	—	(14,660)	—	(14,660)

Balance as of 12.31.18	—	—	—	—	—

	Real Estate	Furniture and Fixtures	Machines and Equipment	Vehicles	Total
Cost	—	—	14,660	440	15,100
Accumulated Depreciation	—	—	(14,660)	(198)	(14,858)

Balance as of 12.31.17	—	—	—	242	242

	Real Estate	Furniture and Fixtures	Machines and Equipment	Vehicles	Total
Cost	—	—	14,660	1,576	16,236
Accumulated Depreciation	—	—	(14,660)	(811)	(15,471)

Balance as of 01.01.17	—	—	—	765	765

Summary of Estimated Future Lease Payments

The estimated future lease payments in connection with these properties are as follows:

	12.31.18	12.31.17	01.01.17
Less than One Year	906,405	788,950	672,834
Over One Year and up to Five Years	5,284,731	2,185,391	1,917,092
Over Five Years	6,191,137	1,079,291	430,597

Total	12,382,273	4,053,632	3,020,523